Commitments and Contingencies (Details) - Schedule of Future Minimum Rental Payments for Operating Leases (USD $)	Mar. 31, 2014	Dec. 31, 2013
Schedule of Future Minimum Rental Payments for Operating Leases [Abstract]
2014	$ 652,670	$ 652,670
2015	645,687	645,687
2016	650,652	650,652
2017	564,251	564,251
2018	73,097	73,097
Total minimum lease payments	$ 2,586,357	$ 2,586,357